Equipment (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 02, 2018	Jul. 01, 2018	Dec. 31, 2017
Equipment
Cost
Opening balance	$ 93	$ 84	$ 34
Additions	5	9	4
Closing balance	34	93	38
Cost	93	93	38	$ 38	$ 34	$ 29	$ 93	$ 84
Accumulated depreciation
Opening balance	(58)	(55)	(5)
Depreciation	(5)	(3)	(10)
Closing balance	(5)	(58)	(15)
Accumulated depreciation	$ (58)	$ (58)	$ (15)	(15)	(5)	0	(58)	(55)
Net book value				$ 23	$ 29	$ 29	35	$ 29
Fresh Start Adjustments
Cost
Fresh Start adjustments, net							(6)
Fresh Start Adjustments | Equipment
Cost
Fresh Start adjustments, gross							(64)
Fresh Start adjustments, net							(6)
Accumulated depreciation
Fresh Start adjustments							$ 58